Loans Receivable, Net (Narrative) (Detail) (USD $)	3 Months Ended								12 Months Ended			24 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013 Loan	Dec. 31, 2012 Loan	Dec. 31, 2011	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding minimum balance of loans that are evaluated for impairment individually	$ 1,000,000								$ 1,000,000			$ 1,000,000
Residential mortgage loans, appraisal update period, years	2 years								2 years			2 years
Loans past due 90 days that are still accruing	0								0			0
PCI loans	36,047,000				6,744,000				36,047,000	6,744,000		36,047,000
Loans, individually evaluated for impairment	66,662,000				57,406,000				66,662,000	57,406,000		66,662,000
Provision for loan losses	9,250,000	13,750,000	13,750,000	13,750,000	17,000,000	16,000,000	19,000,000	13,000,000	50,500,000	65,000,000	75,500,000	2,100,000
Interest income received and recognized on loans									2,400,000	1,600,000
Charges-offs for collateral dependent TDRs									22,610,000	44,150,000
Allowance for loan losses, individually evaluated for impairment	2,066,000				2,142,000				2,066,000	2,142,000		2,066,000
Troubled debt restructured, number of loans									79	46
Recorded investment	51,034,000				27,701,000				51,034,000	27,701,000		51,034,000
PCI Loans | Marathon Banking Corporation And Marathon National Bank Of New York
Accounts, Notes, Loans and Financing Receivable [Line Items]
PCI loans	36,000,000				6,700,000				36,000,000	6,700,000		36,000,000
PCI Loans | Marathon Banking Corporation And Marathon National Bank Of New York | Upto 90 Days
Accounts, Notes, Loans and Financing Receivable [Line Items]
PCI loans	19,600,000				5,700,000				19,600,000	5,700,000		19,600,000
PCI Loans | Marathon Banking Corporation And Marathon National Bank Of New York | More Than Ninety Days [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
PCI loans	16,400,000				966,000				16,400,000	966,000		16,400,000
Collateral Dependant TDRs
Accounts, Notes, Loans and Financing Receivable [Line Items]
Charges-offs for collateral dependent TDRs									1,600,000	3,500,000
Commercial Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of current loans classified as non-accrual, TDR									1
TDR number of current loans classified as non-accrual, amount	620,000								620,000			620,000
Multi- Family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of current loans classified as non-accrual, TDR									1
TDR number of current loans classified as non-accrual, amount	2,300,000								2,300,000			2,300,000
Loans, individually evaluated for impairment	15,313,000				10,574,000				15,313,000	10,574,000		15,313,000
Charges-offs for collateral dependent TDRs									1,266,000	9,058,000
Allowance for loan losses, individually evaluated for impairment	0				0				0	0		0
Weighted average interest rate									3.79%
Weighted average modified yield									7.66%
Troubled debt restructured, number of loans									5
Commercial and Industrial Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of current loans classified as non-accrual, TDR									1
TDR number of current loans classified as non-accrual, amount	506,000								506,000			506,000
Loans, individually evaluated for impairment	1,612,000				1,208,000				1,612,000	1,208,000		1,612,000
Charges-offs for collateral dependent TDRs									516,000	99,000
Allowance for loan losses, individually evaluated for impairment	0				0				0	0		0
Weighted average interest rate									4.00%
Weighted average modified yield									6.00%
Troubled debt restructured, number of loans									1
Residential Mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of current loans classified as non-accrual, TDR									14
TDR number of current loans classified as non-accrual, amount	1,600,000								1,600,000			1,600,000
TDR loans classified as non-accrual, 30-89 days delinquent, amount	4,600,000								4,600,000			4,600,000
TDR loans classified as non-accrual, 30-89 days delinquent, number of loans									5
Loans, individually evaluated for impairment	20,987,000				12,235,000				20,987,000	12,235,000		20,987,000
Charges-offs for collateral dependent TDRs									15,508,000	20,180,000
Allowance for loan losses, individually evaluated for impairment	2,066,000				2,142,000				2,066,000	2,142,000		2,066,000
Commercial Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, individually evaluated for impairment	11,713,000				7,075,000				11,713,000	7,075,000		11,713,000
Charges-offs for collateral dependent TDRs									1,101,000	479,000
Allowance for loan losses, individually evaluated for impairment	0				0				0	0		0
Weighted average interest rate									5.41%	5.75%
Weighted average modified yield									7.29%	5.82%
Troubled debt restructured, number of loans									4
Minimum | Residential Mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Delinquency period in days									30 days
Maximum | Residential Mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Delinquency period in days									89 days
Special Mention Residential | Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Delinquency period in days									30 days
Special Mention Residential | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Delinquency period in days									89 days
Substandard Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Delinquency period in days									90 days
Residential Mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Delinquency period in days									90 days
Number of current loans classified as non-accrual, TDR									23	20
Weighted average interest rate									3.33%	3.15%
Weighted average modified yield									5.05%	5.67%
Commercial Real Estate, Construction And Multi-Family Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Delinquency period in days									90 days
Residential Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified as TDR in the last 12 months for which there was a default payment									2	3
Recorded investment	763,000				413,000				763,000	413,000		763,000
Construction Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified as TDR in the last 12 months for which there was a default payment										1
Recorded investment					$ 2,900,000					$ 2,900,000